American Century Growth Funds | LEGACY FOCUSED LARGE CAP FUND
Legacy Focused Large Cap Fund
Investment Objective
The fund seeks long-term capital growth.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - USD ($)	INVESTOR CLASS	INSTITUTIONAL CLASS	R CLASS	ADVISOR CLASS
Maximum Account Fee | American Century Growth Funds | LEGACY FOCUSED LARGE CAP FUND	$ 25	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - American Century Growth Funds - LEGACY FOCUSED LARGE CAP FUND	INVESTOR CLASS	INSTITUTIONAL CLASS	R CLASS	ADVISOR CLASS
Management Fees (as a percentage of Assets)	1.10%	0.90%	1.10%	1.10%
Distribution and Service (12b-1) Fees	none	none	0.50%	0.25%
Other Expenses (as a percentage of Assets):	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)	1.11%	0.91%	1.61%	1.36%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - American Century Growth Funds - LEGACY FOCUSED LARGE CAP FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	113	353	612	1,351
INSTITUTIONAL CLASS	93	291	504	1,120
R CLASS	164	509	877	1,909
ADVISOR CLASS	139	431	745	1,634

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 216% of the average value of its portfolio.

Principal Investment Strategies
The fund uses a quantitative investment process designed to identify common stocks of companies that currently have, or are expected to have, earnings and revenues that are not only growing, but growing at an accelerating rate, and that also have strong price momentum. This process is based on a proprietary multi-factor model that scores the securities in the fund’s investment universe. The portfolio managers then select from among the highest scored securities when making purchase decisions for the fund. These securities may be categorized as “growth” or “value” stocks and may be selected regardless of their weighting in any index or other benchmark and regardless of geographic location. The securities become candidates for sale as their rankings fall.
Under normal market conditions, the fund will invest at least 80% of its net assets in stocks of companies that, at the time of purchase, are large cap companies as defined by Morningstar. Typically, the fund intends to exceed this 80% requirement and be fully invested in large cap stocks. The fund is expected to maintain a smaller portfolio of stocks than the American Century Legacy Large Cap Fund.
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. This may cause higher transaction costs and may affect performance. It may also result in the realization and distribution of capital gains.

Principal Risks

•
Investment Process – The fund’s investment model was developed by American Century Investments to analyze investment opportunities. This analysis is based on historical data. To the extent that this data is inaccurate or the investment model is not effective, the fund’s performance may suffer.

•
Growth Stocks – Investments in growth stocks may be more volatile than other stocks and the overall stock market. These stocks are typically priced higher than other stocks because of their growth potential, which may or may not be realized.

•
Nondiversification – The fund is classified as nondiversified. A nondiversified fund may invest a greater percentage of its assets in a smaller number of securities than a diversified fund. This gives the portfolio managers the flexibility to hold large positions in a small number of securities. If so, a price change in any one of those securities may have a greater impact on the fund’s share price than would be the case in a diversified fund.

•
High Turnover – The fund’s portfolio turnover may be high when compared to a “buy and hold” fund strategy. This could result in relatively high commission costs, which could hurt the fund’s performance, and create tax liabilities for the fund’s shareholders.

•
Foreign Securities – The fund may invest in foreign securities, which can be riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Foreign investments may be significant at times.

•	Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities the fund owns and other factors generally affecting the securities market.

•	Price Volatility – The value of the fund’s shares may fluctuate significantly in the short term.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (3Q 2009): 18.48% Lowest Performance Quarter (3Q 2008): -22.37%
As of September 30, 2015, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was -7.26%.

Average Annual Total Returns For the calendar year ended December 31, 2014
Average Annual Total Returns - American Century Growth Funds - LEGACY FOCUSED LARGE CAP FUND	Label	1 Year	5 Years	Since Inception	Inception Date
INVESTOR CLASS	Investor Class Return Before Taxes	11.86%	13.33%	7.58%	May 31, 2006
INVESTOR CLASS | After Taxes on Distributions	Return After Taxes on Distributions	11.50%	13.03%	7.28%	May 31, 2006
INVESTOR CLASS | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	6.99%	10.71%	6.11%	May 31, 2006
INSTITUTIONAL CLASS	Institutional Class Return Before Taxes	12.05%	13.54%	7.80%	May 31, 2006
R CLASS	R Class Return Before Taxes	11.27%	12.76%	7.05%	May 31, 2006
ADVISOR CLASS	Advisor Class Return Before Taxes	11.49%	13.03%	7.31%	May 31, 2006
S&P 500 Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	13.69%	15.45%	8.06%	May 31, 2006

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

American Century Growth Funds | LEGACY LARGE CAP FUND
Legacy Large Cap Fund
Investment Objective
The fund seeks long-term capital growth.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - USD ($)	INVESTOR CLASS	INSTITUTIONAL CLASS	R CLASS	ADVISOR CLASS
Maximum Account Fee | American Century Growth Funds | LEGACY LARGE CAP FUND	$ 25	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - American Century Growth Funds - LEGACY LARGE CAP FUND	INVESTOR CLASS	INSTITUTIONAL CLASS	R CLASS	ADVISOR CLASS
Management Fees (as a percentage of Assets)	1.10%	0.90%	1.10%	1.10%
Distribution and Service (12b-1) Fees	none	none	0.50%	0.25%
Other Expenses (as a percentage of Assets):	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)	1.11%	0.91%	1.61%	1.36%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - American Century Growth Funds - LEGACY LARGE CAP FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	113	353	612	1,351
INSTITUTIONAL CLASS	93	291	504	1,120
R CLASS	164	509	877	1,909
ADVISOR CLASS	139	431	745	1,634

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 226% of the average value of its portfolio.

Principal Investment Strategies
The fund uses a quantitative investment process designed to identify common stocks of companies that currently have, or are expected to have, earnings and revenues that are not only growing, but growing at an accelerating rate, and that also have strong price momentum. This process is based on a proprietary multi-factor model that scores the securities in the fund’s investment universe. The portfolio managers then select from among the highest scored securities when making purchase decisions for the fund. These securities may be categorized as “growth” or “value” stocks and may be selected regardless of their weighting in any index or other benchmark and regardless of geographic location. The securities become candidates for sale as their rankings fall.
Under normal market conditions, the fund will invest at least 80% of its net assets in stocks of companies that, at the time of purchase, are large cap companies as defined by Morningstar. Typically, the fund intends to exceed this 80% requirement and be fully invested in large cap stocks.
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. This may cause higher transaction costs and may affect performance. It may also result in the realization and distribution of capital gains.

Principal Risks

•
Investment Process – The fund’s investment model was developed by American Century Investments to analyze investment opportunities. This analysis is based on historical data. To the extent that this data is inaccurate or the investment model is not effective, the fund’s performance may suffer.

•
Growth Stocks – Investments in growth stocks may be more volatile than other stocks and the overall stock market. These stocks are typically priced higher than other stocks because of their growth potential, which may or may not be realized.

•
High Turnover – The fund’s portfolio turnover may be high when compared to a “buy and hold” fund strategy. This could result in relatively high commission costs, which could hurt the fund’s performance, and create tax liabilities for the fund’s shareholders.

•
Foreign Securities – The fund may invest in foreign securities, which can be riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Foreign investments may be significant at times.

•	Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities the fund owns and other factors generally affecting the securities market.

•	Price Volatility – The value of the fund’s shares may fluctuate significantly in the short term.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (3Q 2009): 12.84% Lowest Performance Quarter (3Q 2008): -22.30%
As of September 30, 2015, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was -6.05%.

Average Annual Total Returns For the calendar year ended December 31, 2014
Average Annual Total Returns - American Century Growth Funds - LEGACY LARGE CAP FUND	Label	1 Year	5 Years	Since Inception	Inception Date
INVESTOR CLASS	Investor Class Return Before Taxes	13.66%	14.67%	8.16%	May 31, 2006
INVESTOR CLASS | After Taxes on Distributions	Return After Taxes on Distributions	13.17%	14.44%	7.84%	May 31, 2006
INVESTOR CLASS | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	8.13%	11.82%	6.56%	May 31, 2006
INSTITUTIONAL CLASS	Institutional Class Return Before Taxes	13.87%	14.89%	8.37%	May 31, 2006
R CLASS	R Class Return Before Taxes	13.07%	14.09%	7.61%	May 31, 2006
ADVISOR CLASS	Advisor Class Return Before Taxes	13.35%	14.38%	7.88%	May 31, 2006
Russell 1000 Growth Index	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	13.05%	15.80%	9.37%	May 31, 2006

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

American Century Growth Funds | LEGACY MULTI CAP FUND
Legacy Multi Cap Fund
Investment Objective
The fund seeks long-term capital growth.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - USD ($)	INVESTOR CLASS	INSTITUTIONAL CLASS	R CLASS	ADVISOR CLASS
Maximum Account Fee | American Century Growth Funds | LEGACY MULTI CAP FUND	$ 25	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - American Century Growth Funds - LEGACY MULTI CAP FUND	INVESTOR CLASS	INSTITUTIONAL CLASS	R CLASS	ADVISOR CLASS
Management Fees (as a percentage of Assets)	1.15%	0.95%	1.15%	1.15%
Distribution and Service (12b-1) Fees	none	none	0.50%	0.25%
Other Expenses (as a percentage of Assets):	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)	1.16%	0.96%	1.66%	1.41%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - American Century Growth Funds - LEGACY MULTI CAP FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	118	369	639	1,409
INSTITUTIONAL CLASS	98	306	532	1,178
R CLASS	169	524	903	1,964
ADVISOR CLASS	144	447	772	1,690

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 193% of the average value of its portfolio.

Principal Investment Strategies
The fund uses a quantitative investment process designed to identify common stocks of companies that currently have, or are expected to have, earnings and revenues that are not only growing, but growing at an accelerating rate, and that also have strong price momentum. This process is based on a proprietary multi-factor model that scores the securities in the fund’s investment universe. The portfolio managers then select from among the highest scored securities when making purchase decisions for the fund. These securities may be categorized as “growth” or “value” stocks and may be selected regardless of their weighting in any index or other benchmark and regardless of geographic location. The securities become candidates for sale as their rankings fall.
The fund will invest in small-, medium- and large capitalization stocks as defined by Lipper, with approximately 25% to 50% of assets invested in each category during normal market conditions.
The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. This may cause higher transaction costs and may affect performance. It may also result in the realization and distribution of capital gains.

Principal Risks

•
Investment Process – The fund’s investment model was developed by American Century Investments to analyze investment opportunities. This analysis is based on historical data. To the extent that this data is inaccurate or the investment model is not effective, the fund’s performance may suffer.

•
Growth Stocks – Investments in growth stocks may be more volatile than other stocks and the overall stock market. These stocks are typically priced higher than other stocks because of their growth potential, which may or may not be realized.

•
Small- and Mid-Cap Risks – The smaller companies in which the fund invests may be more volatile and subject to greater risk than larger companies. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs.

•
High Turnover – The fund’s portfolio turnover may be high when compared to a “buy and hold” fund strategy. This could result in relatively high commission costs, which could hurt the fund’s performance, and create tax liabilities for the fund’s shareholders.

•
Foreign Securities – The fund may invest in foreign securities, which can be riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Foreign investments may be significant at times.

•	Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities the fund owns and other factors generally affecting the securities market.

•	Price Volatility – The value of the fund’s shares may fluctuate significantly in the short term.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.
Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (3Q 2009): 16.39% Lowest Performance Quarter (3Q 2008): -28.14%
As of September 30, 2015, the most recent calendar quarter end, the fund’s Investor Class year-to-date return was -3.60%.

Average Annual Total Returns For the calendar year ended December 31, 2014
Average Annual Total Returns - American Century Growth Funds - LEGACY MULTI CAP FUND	Label	1 Year	5 Years	Since Inception	Inception Date
INVESTOR CLASS	Investor Class Return Before Taxes	11.95%	15.78%	7.66%	May 31, 2006
INVESTOR CLASS | After Taxes on Distributions	Return After Taxes on Distributions	11.82%	15.59%	7.47%	May 31, 2006
INVESTOR CLASS | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	6.86%	12.77%	6.16%	May 31, 2006
INSTITUTIONAL CLASS	Institutional Class Return Before Taxes	12.16%	16.03%	7.87%	May 31, 2006
R CLASS	R Class Return Before Taxes	11.35%	15.21%	7.10%	May 31, 2006
ADVISOR CLASS	Advisor Class Return Before Taxes	11.64%	15.50%	7.38%	May 31, 2006
Russell 3000 Value Index	Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	12.56%	15.62%	8.17%	May 31, 2006

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.